UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08612

MARTIN CURRIE BUSINESS TRUST

(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland EH1 2ES

(Address of Principal Executive Office)

Julian M. C. Livingston

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

Copy to:

Lorraine McFarlane

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

(Name and Address of Agents for Service)

Registrant’s telephone number, including area code: 011-44-131-229-5252

Date of fiscal year end:  April 30

Date of reporting period:  April 30, 2004 to July 31, 2004

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MARTIN CURRIE BUSINESS TRUST

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2004 (UNAUDITED)

	Shares	US$ Value^^

COMMON STOCKS† - 93.7%
EUROPE - 61.5%
FRANCE - 9.6%
AXA	27,514	$565,053
BNP Paribas	11,076	644,689
Compagnie de Saint-Gobain	9,305	454,511
Credit Agricole*	18,670	440,253
Lagardere S.C.A.*	5,971	363,136
LVMH Moet Hennessy Louis Vuitton	6,232	425,121
Vinci	5,629	572,594
TOTAL FRANCE - (Cost $2,602,284)		3,465,357

GERMANY - 3.0%
Continental	8,314	392,001
Siemens	9,892	693,951
TOTAL GERMANY - (Cost $1,025,113)		1,085,952

IRELAND - 1.0%
Anglo Irish Bank	1,487	23,543
Anglo Irish Bank	20,486	322,872
TOTAL IRELAND - (Cost $354,017)		346,415

ITALY - 5.7%
Autogrill*	29,340	435,942
Eni*	33,425	687,653
Telecom Italia	227,452	488,461
UniCredito Italiano*	94,091	450,540
TOTAL ITALY - (Cost $1,530,288)		2,062,596

NETHERLANDS - 3.9%
Koninklijke	63,346	467,939
Philips Electronics	18,125	439,177
VNU	19,278	509,094
TOTAL NETHERLANDS - (Cost $1,426,189)		1,416,210

NORWAY - 1.2%
Norsk Hydro	7,097	448,902
TOTAL NORWAY - (Cost $260,240)		448,902

RUSSIA - 0.8%
JSC MMC Norilsk Nickel, ADR	5,427	277,862
TOTAL RUSSIA - (Cost $247,713)		277,862

SPAIN - 6.0%
Banco Bilbao Vizcaya Argentaria	42,930	571,239
Banco Santander Central Hispano*	43,243	411,003

See Notes to Schedule of Investments.

	Shares	US$ Value^^

Iberdrola	24,511	$501,316
Telefonica	47,821	696,730
TOTAL SPAIN - (Cost $1,656,653)		2,180,288

SWEDEN - 2.4%
Assa Abloy, Series B*	36,562	433,532
Nordea	65,536	446,186
TOTAL SWEDEN - (Cost $650,638)		879,718

SWITZERLAND - 5.2%
Nestle	2,569	656,761
Roche Holding	8,200	810,961
Zurich Financial Services	2,957	418,432
TOTAL SWITZERLAND - (Cost $1,481,491)		1,886,154

UNITED KINGDOM - 22.7%
Barclays	52,068	435,710
BHP Billiton	43,059	392,437
BP	124,064	1,164,566
British Sky Broadcasting	34,947	384,304
Cairn Energy*	2,918	75,112
Centrica	160,903	692,252
GUS	23,406	366,605
Prudential	66,215	546,264
Royal Bank of Scotland Group	29,258	822,854
Tesco	131,935	610,825
UBS	11,177	747,988
Vodafone Group	538,971	1,169,210
WPP Group	45,501	420,902
Xstrata	27,330	385,807
TOTAL UNITED KINGDOM - (Cost $7,169,096)		8,214,836
TOTAL EUROPE - (Cost $18,403,722)		22,264,290

JAPAN - 27.2%
Amada	60,000	340,471
Bank Of Yokohama	9,000	48,889
Canon	10,000	488,440
Denso	21,700	531,906
East Japan Railway	91	495,955
Honda Motor	8,900	433,113
JSR	30,000	496,970
Marui	23,100	278,963
Mitsubishi Tokyo Financial Group	78	698,236
Mitsui	82,000	614,770
Nichii Gakkan	7,100	271,569
Nippon Steel	264,000	535,704
Nitto Denko	7,000	292,884
Nomura Holdings	35,000	480,180

See Notes to Schedule of Investments.

	Shares	US$ Value^^

Nomura Research Institute	3,900	$364,525
Onward Kashiyama	23,000	313,481
Orix	4,900	529,706
Rohm	4,100	438,806
Shin-Etsu Chemical	50	1,697
Showa Denko	202,000	451,609
Sumitomo Electric Industries	32,000	304,557
Takeda Chemical Industries	11,100	519,246
THK	18,300	294,443
Tokyu	63,000	289,051
Yamada Denki	9,000	311,111
TOTAL JAPAN - (Cost $9,375,249)		9,826,282

LATIN AMERICA - 0.8%
BRAZIL - 0.8%
Petroleo Brasileiro, ADR	10,700	274,455
TOTAL BRAZIL - (Cost $208,626)		274,455
TOTAL LATIN AMERICA - (Cost $208,626)		274,455

MIDDLE EAST - 0.6%
ISRAEL - 0.6%
Radware*	13,000	232,440
TOTAL ISRAEL - (Cost $365,571)		232,440
TOTAL MIDDLE EAST - (Cost $365,571)		232,440

PACIFIC BASIN - 3.6%
AUSTRALIA - 0.8%
Newcrest Mining	29,322	293,268
TOTAL AUSTRALIA - (Cost $181,545)		293,268

HONG KONG - 0.6%
China Telecom, H Shares	670,000	221,192
TOTAL HONG KONG - (Cost $295,729)		221,192

INDONESIA - 0.7%
Astra International	421,000	255,780
TOTAL INDONESIA - (Cost $228,530)		255,780

SOUTH KOREA - 0.6%
NHN	2,706	224,208
TOTAL SOUTH KOREA - (Cost $218,081)		224,208

THAILAND - 0.9%
Bangkok Bank*	135,600	311,762
TOTAL THAILAND - (Cost $363,298)		311,762
TOTAL PACIFIC BASIN - (Cost $1,287,183)		1,306,210
TOTAL COMMON STOCKS - (Cost $29,640,351)		33,903,677

See Notes to Schedule of Investments.

	Shares	US$ Value^^

PREFERRED STOCKS† - 1.8%
EUROPE - 1.8%
GERMANY - 1.8%
Porsche	978	$632,616
TOTAL GERMANY - (Cost $340,798)		632,616
TOTAL EUROPE - (Cost $340,798)		632,616
TOTAL PREFERRED STOCKS - (Cost $340,798)		632,616

	Principal Amount
SHORT-TERM INVESTMENT - 5.7%
Repurchase Agreement with State Street Bank and Trust, 0.600%, 08/02/2004(a)	$2,057,000	2,057,000
TOTAL SHORT-TERM INVESTMENT - (Cost $2,057,000)		2,057,000

TOTAL INVESTMENTS - (Cost $32,038,149) - 101.2%		36,593,293
OTHER ASSETS LESS LIABILITIES - (1.2)%		(416,066)
NET ASSETS - 100.0%		$36,177,227

Notes to Schedule of Investments

*                                         Non-income producing security.

(a)                                  The repurchase agreement, dated 7/30/2004, due 8/02/2004 with repurchase proceeds of $2,057,103 is collateralized by United States Treasury Bond, 8.875% due 2/15/2019 with a market value of $2,100,444.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 0.9%, Auto Parts 1.5%, Automobiles 3.6%, Banks 16.4%, Broadcasting 1.1%, Building and Construction 2.8%, Business Services 2.2%, Chemicals 2.1%, Commercial Services 0.7%, Computers & Business Equipment 1.3%, Diversified 1.9%, Drugs & Health Care 3.7%, Electric Utilities 1.4%, Electrical Equipment 0.8%, Electronics 2.4%, Financial Services 4.0%, Food & Beverages 3.0%, Industrial Machinery 1.7%, Insurance 4.2%, Metal 2.0%, Mining 3.0%, Miscellaneous 1.7%, Multi Media 1.0%, Oil Integrated 0.8%, Oil & Gas 6.6%, Photography 1.3%, Plastics 1.4%, Publishing 1.4%, Restaurants 1.2%, Retail Grocery 1.7%, Retail Trade 2.6%, Steel 1.5%, Telecommunications 8.4%, Tires & Rubber 1.1%, Transportation 2.2% and Utilities 1.9%.

^^                                Refer to Note B to the financial statements in the annual and semi-annual reports for information on valuation of investments.

ADR                     American Depositary Receipts

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2004 (UNAUDITED)

	Shares	US$ Value^^

COMMON STOCKS AND WARRANTS† - 94.2%
AFRICA - 12.6%
SOUTH AFRICA - 12.6%
ABSA Group	474,283	$3,866,183
Anglo American	406,859	8,650,219
Barloworld	360,000	3,942,474
Edgars Consolidated Stores	341,344	8,684,794
Impala Platinum Holdings	66,879	5,293,742
Standard Bank Group	947,426	6,487,562
Telkom South Africa	349,649	4,478,744
TOTAL SOUTH AFRICA - (Cost $33,954,128)		41,403,718
TOTAL AFRICA - (Cost $33,954,128)		41,403,718

EUROPE - 15.9%
CROATIA - 0.9%
Pliva d.d., GDR, 144A	218,004	3,084,757
TOTAL CROATIA - (Cost $3,270,642)		3,084,757

HUNGARY - 2.5%
OTP Bank, GDR, 144A	198,768	8,189,242
TOTAL HUNGARY - (Cost $4,023,295)		8,189,242

POLAND - 2.6%
Bank Zachodni WBK	218,407	4,808,079
Polski Koncern Naftowy Orlen	436,803	3,581,929
TOTAL POLAND - (Cost $6,887,255)		8,390,008

RUSSIA - 6.2%
JSC MMC Norilsk Nickel, ADR	86,071	4,406,835
LUKOIL, ADR*	74,341	8,103,169
Mobile Telesystems, ADR*	67,300	7,877,465
TOTAL RUSSIA - (Cost $18,537,877)		20,387,469

TURKEY - 3.7%
Arcelik	1,206,306,926	6,448,423
Haci Omer Sabanci	796,501,017	2,522,117
Haci Omer Sabanci, New Shares*	1,009,801,500	3,197,533
TOTAL TURKEY - (Cost $11,925,748)		12,168,073
TOTAL EUROPE - (Cost $44,644,817)		52,219,549

LATIN AMERICA - 12.7%
BRAZIL - 5.8%
Companhia Vale do Rio Doce, ADR	69,100	3,724,490
Petroleo Brasileiro, ADR*	332,500	8,528,625
Tele Norte Leste Participacoes, ADR	516,100	6,740,266
TOTAL BRAZIL - (Cost $16,213,974)		18,993,381

See Notes to Schedule of Investments.

	Shares	US$ Value^^

MEXICO - 6.9%
America Movil, Series L, ADR	144,150	$5,150,479
Cemex, ADR	161,400	4,548,252
Corporacion GEO, Series B*	5,754,100	7,868,855
Grupo Financiero Banorte, Series O	1,452,059	5,344,901
TOTAL MEXICO - (Cost $18,811,296)		22,912,487
TOTAL LATIN AMERICA - (Cost $35,025,270)		41,905,868

MIDDLE EAST - 7.5%
EGYPT - 2.3%
Orascom Construction Industries, GDR#	132,618	4,111,158
Orascom Telecommunications, GDR*	337,931	3,348,896
TOTAL EGYPT - (Cost $7,208,140)		7,460,054

ISRAEL - 5.2%
Bank Hapoalim	1,824,995	4,975,789
M-Systems Flash Disk Pioneers*	216,400	3,007,744
Radware*	177,300	3,170,124
Taro Pharmaceutical Industries	75,385	1,683,347
Teva Pharmaceutical Industries, ADR	143,400	4,244,640
TOTAL ISRAEL - (Cost $22,901,043)		17,081,644
TOTAL MIDDLE EAST - (Cost $30,109,183)		24,541,698

OTHER AREAS - 6.8%
INDIA - 3.9%
Bharat Heavy Electricals, 144A, European Style Call Warrants, expiring 4/1/05*#^	400,546	4,696,602
Satyam Computer, 144A, European Style Call Warrants, expiring 4/11/07*#^	1,092,223	7,972,136
TOTAL INDIA - (Cost $9,961,229)		12,668,738

INVESTMENT COMPANIES - 2.9%
Indian Opportunities Fund Ltd.*#(a)^	1,111,326	666,795
Taiwan Opportunities Fund Ltd.*#(b)	825,723	8,901,294
The China Heartland Fund Ltd.*#(b)^	16,206	63,749
TOTAL INVESTMENT COMPANIES - (Cost $11,220,201)		9,631,838
TOTAL OTHER AREAS - (Cost $21,181,430)		22,300,576

PACIFIC BASIN - 38.7%
CHINA - 2.9%
Aluminum Corporation of China, Series H	5,688,000	2,971,691
China Telecom, H Shares	19,988,000	6,598,772
TOTAL CHINA - (Cost $9,831,413)		9,570,463

INDONESIA - 4.1%
Astra International	10,210,500	6,203,423
PT Bumi Resources	62,296,900	3,921,261

See Notes to Schedule of Investments.

	Shares	US$ Value^^

PT Telekomunikasi Indonesia (TELKOM)	3,936,000	$3,339,245
TOTAL INDONESIA - (Cost $12,048,683)		13,463,929

MALAYSIA - 1.5%
Telekom Malaysia	1,827,600	4,953,758
TOTAL MALAYSIA - (Cost $4,972,547)		4,953,758

SOUTH KOREA - 16.5%
Kookmin Bank*	152,730	4,198,606
KT & G	283,730	6,817,283
Kumho Electric	67,080	2,133,712
Locus*	7	18
Locus Technologies*	29	33
NCsoft*	75,260	5,502,120
NHN	76,613	6,347,841
POSCO	47,380	6,461,830
Samsung Electronics	51,699	18,433,932
SK	104,870	4,310,621
TOTAL SOUTH KOREA - (Cost $50,550,422)		54,205,996

TAIWAN -10.3%
Cathay Financial Holding	5,058,000	8,333,275
Chicony Electronics	3,655,200	4,677,882
Kye Systems	5,204,000	4,853,392
Merry Electronics	2,927,520	6,330,471
Soft-World International	1,813,000	3,467,049
Taiwan Semiconductor Manufacturing	4,939,314	6,234,086
TOTAL TAIWAN - (Cost $36,775,011)		33,896,155

THAILAND - 3.4%
Bangkok Bank*	3,510,800	8,071,781
Land and Houses	13,946,800	3,274,055
TOTAL THAILAND - (Cost $11,987,612)		11,345,836
TOTAL PACIFIC BASIN - (Cost $126,165,688)		127,436,137
TOTAL COMMON STOCKS AND WARRANTS - (Cost $291,080,516)		309,807,546

See Notes to Schedule of Investments.

	Shares	US$ Value^^

PREFERRED STOCKS† - 4.4%
LATIN AMERICA - 4.4%
BRAZIL - 4.4%
Banco Itau Holding Financeira	52,990,000	$4,936,455
Companhia de Bebidas das Americas, ADR	245,500	5,047,480
Usinas Siderurgicas de Minas Gerais (Usiminas), Series A	323,646	4,613,586
TOTAL BRAZIL - (Cost $11,924,888)		14,597,521
TOTAL LATIN AMERICA - (Cost $11,924,888)		14,597,521
TOTAL PREFERRED STOCKS - (Cost $11,924,888)		14,597,521

	Principal Amount
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement with State Street Bank and Trust, 0.600%, 08/02/2004(c)	$2,138,000	2,138,000
TOTAL SHORT-TERM INVESTMENT - (Cost $2,138,000)		2,138,000

TOTAL INVESTMENTS - (Cost $305,143,404) - 99.3%		326,543,067
OTHER ASSETS LESS LIABILITIES - 0.7%		2,346,791
NET ASSETS - 100.0%		$328,889,858

Notes to Schedule of Investments

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

 (a)                               The Indian Opportunities Fund Ltd. is managed by Martin Currie Bermuda Ltd., an affiliate of Martin Currie Inc.  Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.  The Fund is in the process of being liquidated.

(b)                                 Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd. and The China Heartland Fund Ltd.  Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.  At July 31, 2004, trading of shares of The China Heartland Fund Ltd. was suspended.

(c)                                  The repurchase agreement, dated 7/30/2004, due 8/02/2004 with repurchase proceeds of $2,138,107 is collateralized by United States Treasury Bond, 6.000% due 2/15/2026 with a market value of $2,186,100.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Automobiles 1.9%, Banks 11.9%, Brewery 1.5%, Building & Construction 2.2%, Coal 1.2%, Computer Software 2.7%, Computers 2.9%, Computers & Business Equipment 3.8%, Construction 1.4%, Diversified 2.9%, Drugs & Health Care 2.7%, Electronics 7.5%, Financial Services 7.5%, Homebuilders 2.4%, Household Appliances & Home Furnishing 2.0%, Insurance 2.5%, Investment Companies 2.9%, Lighting Products 0.7%, Metals 3.4%, Mining 4.2%, Oil Integrated 5.1%, Oil - Refining & Marketing 2.4%, Retail Trade 2.6%, Semi-Conductor Manufacturing Equipment 1.9%, Steel 3.4% and Telecommunications 12.9% and Tobacco 2.1%.

^                                          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

^^                                    Refer to Note B to the financial statements in the annual and semi-annual reports for information on valuation of investments.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2004 (UNAUDITED)

	Shares	US$ Value^^

COMMON STOCK† - 96.8%
Amada	435,000	$2,468,417
Arrk	56,200	2,129,419
Bandai	62,800	1,530,882
Calsonic	237,000	1,730,020
Chiyoda*	422,000	2,815,228
Credit Saison	88,200	2,668,768
Daikin Industries	98,000	2,415,354
Daiwa House Industry	250,000	2,599,327
Fuji Machine Manufacturing	189,100	1,872,748
Fuji Television Network	1,170	2,552,727
Fullcast	775	1,649,158
Hitachi Systems & Services	161,500	2,525,998
JSR	132,000	2,186,667
Keio Electric Railway	436,000	2,321,419
Konica Minolta Holdings	200,500	2,622,927
Koyo Seiko	252,000	2,912,000
Kuraray	428,000	3,239,542
Kurita Water Industries	149,500	2,118,168
Leopalace21	67,500	1,342,424
Maeda Road Construction	224,000	1,522,496
Mimasu Semiconductor Industry	73,100	1,005,515
NEC Fielding	31,000	695,847
Nichii Gakkan	51,800	1,981,306
Nifco	89,000	1,392,036
Nippon Sanso	602,000	3,134,994
Nippon System Development	71,000	1,303,659
Nippon Thompson	215,000	1,443,951
Nishio Rent All	43,400	428,642
Nissin Food Products	92,400	2,339,556
Nitto Denko	43,500	1,820,067
NOK	93,400	2,817,724
Nomura Research Institute	27,400	2,561,024
Olympus	68,000	1,315,735
Omron	57,800	1,237,737
Onward Kashiyama	179,000	2,439,704
Ootoya	80,400	552,964
Orix	32,100	3,470,114
Osaka Gas	589,000	1,570,667
Ryohin Keikaku	51,200	2,312,332
Ryoyo Electro	97,300	1,319,174
Sanden	320,000	2,068,687
Sanken Electric	208,000	2,334,456
Sanwa Shutter	770,000	3,698,765
Sapporo Hokuyo Holdings	325	2,007,632
Stanley Electric	118,000	1,799,003
Sumitomo Electric Industries	438,000	4,168,620

See Notes to Schedule of Investments.

	Shares	US$ Value^^

Suruga Bank	269,000	$1,859,753
Suzuken	100,700	2,938,496
TAC#	274,400	1,786,218
Taisei Lamick	60,100	1,443,479
Taiyo Yuden	123,000	1,479,865
THK	234,900	3,779,491
TIS	39,000	1,491,717
Tokyo Seimitsu	83,100	2,492,067
Toyota Industries	127,000	2,981,863
TV Tokyo	2,000	52,076
Wakita	79,000	656,117
West Japan Railway	701	2,807,147
Yamada Denki	87,700	3,031,605
Yamaha Motor	233,000	3,566,914
Zeon	372,000	2,364,768
TOTAL COMMON STOCK - (Cost $115,293,698)		129,175,176

	Principal Amount
CONVERTIBLE BONDS† - 1.9%
eAccess, 0.00%, 6/28/2011 #(a)	¥120,000,000	1,178,182
Mimasu Semiconductor Industry, 0.00%, 11/30/2007 (a)	¥122,000,000	1,270,662
Toyo Logistics, 0.00%, 8/06/2008 (a)	¥15,000,000	137,710
TOTAL CONVERTIBLE BONDS - (Cost $2,364,815)		2,586,554

TOTAL INVESTMENTS - (Cost $117,658,513) - 98.7%		131,761,730
OTHER ASSETS LESS LIABILITIES - 1.3%		1,681,924
NET ASSETS - 100.0%		$133,443,654

Notes to Schedule of Investments

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  Zero coupon bond.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 4.3%, Auto Parts 10.4%, Banks 2.9%, Broadcasting 1.9%, Building & Construction 2.8%, Business Services 1.2%, Chemicals 1.4%, Commercial Services 1.5%, Computer Services 1.6%, Computer Software 2.9%, Computers & Business Equipment 1.9%, Construction 3.1%, Construction Materials 0.5%, Electrical Equipment 5.6%, Electronics 8.6%, Engineering 2.1%, Financial Services 4.6%, Food & Beverages 1.7%, Industrial Machinery 7.2%, Lease Rental Obligations 0.3%, Manufacturing 1.6%, Medical Products 2.2%, Miscellaneous 4.3%, Photography 2.0%, Plastics 1.1%, Real Estate 1.0%, Restaurants 0.4%, Retail 1.7%, School 1.3%, Semi-Conductor Manufacturing Equipment 1.9%, Tires & Rubber 3.4%, Toys & Amusements 1.1%, Transportation 6.5%, Utilities 1.2%, Water 1.6% and Web Portals 0.9%.

^^                                Refer to Note B to the financial statements in the annual and semi-annual reports for information on valuation of investments.

¥                                         Par denominated in Japanese yen.

MCBT PAN EUROPEAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2004 (UNAUDITED)

	Shares	US$ Value^^

COMMON STOCKS† - 96.7%
BELGIUM - 2.9%
Agfa Gevaert	112,592	$2,695,643
TOTAL BELGIUM - (Cost $2,870,206)		2,695,643

DENMARK - 4.7%
Carlsberg, B Shares	86,759	4,367,299
TOTAL DENMARK - (Cost $4,026,048)		4,367,299

FRANCE - 7.3%
Imerys	49,872	3,033,051
Vinci	36,672	3,730,354
TOTAL FRANCE - (Cost $4,530,564)		6,763,405

GERMANY - 15.4%
Continental	99,373	4,685,387
Hypo Real Estate Holding*	127,378	3,950,746
MPC Muenchmeyer Petersen Capital	21,632	1,539,406
Puma*	17,633	4,157,784
TOTAL GERMANY - (Cost $9,350,600)		14,333,323

IRELAND - 8.9%
Anglo Irish Bank	24,479	387,571
Anglo Irish Bank	245,700	3,872,383
Depfa Bank	294,183	3,999,427
TOTAL IRELAND - (Cost $6,982,790)		8,259,381

ITALY - 3.8%
Autogrill*	238,058	3,537,134
TOTAL ITALY - (Cost $2,759,460)		3,537,134

NETHERLANDS - 12.0%
ASM International*	209,226	3,451,079
Buhrmann	432,834	4,014,926
Vedior	255,259	3,746,646
TOTAL NETHERLANDS - (Cost $8,452,296)		11,212,651

NORWAY - 11.4%
Storebrand	665,924	4,335,728
Tanderg	349,100	3,140,240
Yara International*	357,932	3,168,580
TOTAL NORWAY - (Cost $9,956,704)		10,644,548

SPAIN - 6.7%
Altadis*	61,593	1,923,702
Grupo Ferrovial*	98,362	4,287,434
TOTAL SPAIN - (Cost $4,560,999)		6,211,136

See Notes to Schedule of Investments.

	Shares	US$ Value^^

SWEDEN - 12.3%
Getinge, B Shares	315,600	$3,639,403
Skandia Forsakrings	1,092,000	4,254,453
Volvo, B Shares	98,131	3,516,324
TOTAL SWEDEN - (Cost $9,472,932)		11,410,180

SWITZERLAND - 4.0%
Swiss Life Holding	32,047	3,739,359
TOTAL SWITZERLAND - (Cost $4,158,038)		3,739,359

UNITED KINGDOM - 7.3%
Cairn Energy*	6,109	157,252
United Business Media	307,875	2,766,751
Xstrata	271,283	3,829,596
TOTAL UNITED KINGDOM - (Cost $5,285,875)		6,753,599
TOTAL COMMON STOCKS - (Cost $72,406,512)		89,927,658

PREFERRED STOCKS† - 3.1%
GERMANY - 3.1%
ProSiebenSat.1 Media	166,406	2,868,910
TOTAL GERMANY - (Cost $2,059,402)		2,868,910
TOTAL PREFERRED STOCKS - (Cost $2,059,402)		2,868,910

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement with State Street Bank and Trust, 0.600%, 08/02/2004(a)	$254,000	254,000
TOTAL SHORT-TERM INVESTMENT - (Cost $254,000)		254,000

TOTAL INVESTMENTS - (Cost $74,719,914) - 100.0%		93,050,568
OTHER ASSETS LESS LIABILITIES - 0.0%		(45,926)
NET ASSETS - 100.0%		$93,004,642

Notes to Schedule of Investments

*                                         Non-income producing security.

(a)                                  The repurchase agreement, dated 7/30/2004, due 8/2/2004 with repurchase proceeds of $254,013 is collateralized by United States Treasury Note, 6.250% due 2/15/2007 with a market value of $260,425.

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 4.5%, Auto Parts 5.0%, Automobiles 3.8%, Banks 13.1%, Brewery 4.7%, Building and Construction 11.9%, Business Services 4.1%, Drugs & Healthcare 3.9%, Fertilizers 3.4%, Financial Services 5.7%, Insurance 9.2%, Mining 4.1%, Multi Media 3.1%, Office Furnishing & Supplies 4.3%, Oil & Gas 0.2%, Photography 2.9%, Publishing 3.0%, Restaurants 3.8%, Semi-Conductor Manufacturing Equipment 3.7%, Telecommunications Services 3.4% and Tobacco 2.0%.

^^                                Refer to Note B to the financial statements in the annual and semi-annual reports for information on valuation of investments.

MCBT GREATER CHINA FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2004 (UNAUDITED)

	Shares	US$ Value^^

COMMON STOCKS AND WARRANTS† - 98.5%
CHINA - 7.8%
China International Marine Containers, B Shares	48,000	$73,848
Chindex International*#(b)^	27,000	176,418
Chindex International, Warrants, expiring 3/31/2009*#(b)^	5,400	17,395
Sohu.com*	2,700	55,944
TOTAL CHINA - (Cost $348,867)		323,605

HONG KONG - 57.1%
Anhui Expressway, H Shares	300,000	128,849
Asia Zirconium	316,000	44,160
Beijing Capital Land, H Shares	150,000	35,578
Beiren Printing Machinery Holdings, H Shares	113,000	32,597
BYD, H Shares	45,000	128,657
Chaoda Modern Agriculture	378,000	98,137
Chia Hsin Cement Greater China Holding*	208,000	38,934
China Rare Earth Holdings	482,000	58,089
China Shipping Container Lines*	247,000	84,711
Comba Telecom Systems Holdings	490,000	262,282
Coslight Technology International Group	240,000	87,695
Digital China Holdings	120,000	30,616
EcoGreen Fine Chemicals Group*	242,000	36,301
Golden Meditech	288,000	108,926
Harbin Power Equipment, H Shares	280,000	69,284
Hengan International Group	140,000	86,156
Hongkong.com*	1,800,000	156,927
Li Ning*	250,000	74,521
Natural Beauty Bio-Technology	861,000	59,609
Ocean Grand Chemicals Holdings	270,000	33,924
Shandong Molong Petroleum, H Shares*	912,000	72,494
Sinotrans, H Shares	257,000	87,316
Solomon Systech Electronics*	208,000	47,201
TCL International Holdings	480,000	143,081
TPV Technology	272,000	181,338
Vital Biotech Holdings	1,110,000	61,194
Xinao Gas Holdings*	79,000	37,222
Yantai North Andre Juice, New Shares	475,000	49,937
Zijin Mining, H Shares	134,000	42,091
TOTAL HONG KONG - (Cost $2,610,141)		2,377,827

SINGAPORE - 3.5%
Autron	300,000	47,980
Autron, Warrants, expiring 6/3/2007 *#	99,999	8,433
Roly International Holdings	145,000	37,105

See Notes to Schedule of Investments.

	Shares	US$ Value^^

Roly International Holdings, Warrants, expiring 6/9/2004 *	36,250	$1,160
Want Want Holdings	48,000	49,440
TOTAL SINGAPORE - (Cost $172,603)		144,118

TAIWAN - 25.5%
Cathay Financial Holding	112,000	184,525
Cheng Shin Rubber Industry	109,600	139,620
Chicony Electronics	66,000	84,466
CMC Magnetics*	55,000	24,029
Cosmos Bank Taiwan*	80,000	32,833
KYE Systems	133,000	124,039
Sinyi Realty	14,300	24,612
Soft World International	25,000	47,808
Springsoft	21,869	45,038
Tong-Tai Machine & Tool	50,000	71,050
Tripod Technology	56,295	55,649
United Microelectronics*	227,878	145,483
XAC Automation	40,000	40,482
Zyxel Communications	23,000	44,322
TOTAL TAIWAN - (Cost $1,379,784)		1,063,956

OTHER AREAS - 4.6%
Taiwan Opportunities Fund Ltd. *#(a)	17,637	190,127
TOTAL OTHER AREAS - (Cost $223,990)		190,127
TOTAL COMMON STOCKS AND WARRANTS - (Cost $4,735,385)		4,099,633

TOTAL INVESTMENTS - (Cost $4,735,385) - 98.5%		4,099,633
OTHER ASSETS LESS LIABILITIES - 1.5%		62,999
NET ASSETS - 100.0%		$4,162,632

Notes to Schedule of Investments

*                                         Non-income producing security.

#                                         Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

(a)                                  Martin Currie Investment Management Ltd., an affiliate of Martin Currie Inc., provides investment management services to the Taiwan Opportunities Fund Ltd.  Martin Currie Inc. does not receive advisory fees on the portion of net assets represented by affiliated investment companies.

(b)                                 Denotes a restricted security. At July 31, 2004, the Greater China Fund owned the following securities (representing 4.66% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933.  The Fund has various registration rights with respect to these securities.  The fair value of these securities is determined using methods determined in good faith by or at the direction of the Trustees.  This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.  The unit value of unrestricted common stock of Chindex International at March 26, 2004 was $9.83 per share.

Description	Date of Acquisition	Shares	Cost	Fair Value
Chindex International	3/26/04	10,800	$97,200	$96,131
Chindex International, Warrants, expiring 3/31/09	3/26/04	2,160	0	14,062
			$97,200	$110,193

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Agricultural Operations 2.4%, Apparel & Textiles 1.8%, Banks 0.8%, Cement 0.9%, Chemicals 2.7%, Communication Services 3.8%, Computer Software 1.1%, Computers 11.3%, Containers & Glass 1.8%, Cosmetic & Toiletries 3.5%, Drugs & Healthcare 1.5%, Electrical Equipment 1.7%, Electronics 11.5%, Food & Beverages 2.4%, Gas Distribution 0.9%, Gold 1.0%, Household Products 0.9%, Industrial Machinery 2.5%, Insurance 4.4%, Investment Companies 4.6%, Manufacturing 1.7%, Medical Products 2.6%, Miscellaneous 6.6%, Real Estates 1.4%, Retail 5.4%, Telecommunications 7.4%, Tires & Rubber 3.4%, Transportation 2.0%, Trucking & Freight Forwarding 2.1%, Turnpikes & Toll Roads 3.1% and Web Portals 1.3%.

^                                          Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

^^                                Refer to Note B to the financial statements in the annual and semi-annual reports for information on valuation of investments.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act)  that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

By:	/s/ Timothy J.D. Hall
Name:	Timothy J.D. Hall
Title:	President
Date:	September 10, 2004

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 10, 2004	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: September 10, 2004	By:	/s/ Colin Winchester
	Name:	Colin Winchester
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)        Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)       Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.